Debt (Details) $ in Thousands			1 Months Ended	3 Months Ended			12 Months Ended
	Apr. 22, 2020 USD ($)	Aug. 31, 2019	Jul. 31, 2018 USD ($) tranche	Sep. 30, 2019 USD ($) installment	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2013 USD ($)
Debt Instrument [Line Items]
Repayments of long-term debt							$ 0	$ 20,000
2013 Loan Agreement
Debt Instrument [Line Items]
Term loan, maximum borrowings										$ 3,000
5th Amendment To The Loan And Security Agreement
Debt Instrument [Line Items]
Borrowings outstanding							$ 0
Debt instrument, interest rate (as a percent)				7.00%
Number of installments | installment				36
5th Amendment To The Loan And Security Agreement | Minimum
Debt Instrument [Line Items]
Debt instrument, interest rate (as a percent)				5.00%
5th Amendment To The Loan And Security Agreement | Prime Rate
Debt Instrument [Line Items]
Term loan, variable interest rate (as a percent)				1.50%
Term loan, variable interest rate basis (as a percent)		5.50%
5th Amendment To The Loan And Security Agreement | Line of Credit
Debt Instrument [Line Items]
Term loan, maximum borrowings			$ 20,000						$ 10,000
Number of tranches | tranche			2
Repayments of long-term debt				$ 5,000	$ 15,000
5th Amendment To The Loan And Security Agreement Tranche 1 | Line of Credit
Debt Instrument [Line Items]
Term loan, maximum borrowings			$ 10,000
Proceeds from debt			10,000
Repayments of long-term debt				$ 5,000	$ 15,000
Unamortized debt issuance costs								$ 0
5th Amendment To The Loan And Security Agreement Tranche 2 | Line of Credit
Debt Instrument [Line Items]
Term loan, maximum borrowings			$ 10,000
Proceeds from debt						$ 10,000
Paycheck Protection Program Loan
Debt Instrument [Line Items]
Term after covered period (in months)	10 months
Paycheck Protection Program Loan | Unsecured Debt
Debt Instrument [Line Items]
Debt instrument, face amount	$ 400